OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 27,246	$ 22,840
Other current liabilities	5,482	4,419
Total other current liabilities	$ 32,728	$ 27,259